--------------------------------------------------------------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    ---------

                                    FORM 10-D

 Asset-Backed Issuer Distribution Report Pursuant to Section 13 or 15(d) of the
                         Securities Exchange Act of 1934
                            ------------------------

For the monthly distribution period from December 1, 2006 to December 31, 2006

Commission File Number of issuing entity: 333-131356-03

                          USAA Auto Owner Trust 2006-4
                          ----------------------------
           (Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-131356


                              USAA Acceptance, LLC
                              --------------------
              (Exact name of depositor as specified in its charter)

                            USAA Federal Savings Bank
                            -------------------------
               (Exact name of sponsor as specified in its charter)

                         Delaware                                72-6216179
---------------------------------------------------------   --------------------
  (State or other jurisdiction of incorporation              (I.R.S. Employer
        or organization of the depositor)                   Identification No.)

                    One Rodney Square
               920 King Street, 1st Floor
                   Wilmington, Delaware                           19801
---------------------------------------------------------   --------------------
(Address of principal executive offices of the depositor)       (Zip Code)

                                 (302) 888-7536
--------------------------------------------------------------------------------
                    (Telephone number, including area code)

Title of Class  Registered/reporting pursuant to (check one)   Name of exchange
               Section 12(b)   Section 12(g)   Section 15(d)  (If Section 12(b))
     A-1          [____]          [____]           [_X_]          ____________
                                                     -
     A-2          [____]          [____]           [_X_]          ____________
                                                     -
     A-3          [____]          [____]           [_X_]          ____________
                                                     -
     A-4          [____]          [____]           [_X_]          ____________
                                                     -
      B           [____]          [____]           [_X_]          ____________
                                                      -

Indicate by check mark if the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.
Yes ______                 No ____X___

PART I - DISTRIBUTION INFORMATION

Item 1.       Distribution and Pool Performance Information.
              ---------------------------------------------

         The description of the distribution and pool performance for the distribution period from December 1, 2006 to December 31, 2006 is provided monthly statement attached as Exhibit 99.1 to this Form 10-D.

         Distributions are made by the Trustee (on behalf of the issuing entity) to Noteholders pursuant to the Indenture, dated as of November 1, 2006, between USAA Auto Owner Trust 2006-4, as issuer (the "Trust") and The Bank of New York, as indenture trustee (the "Indenture Trustee") and the Sale and Servicing Agreement, dated as of November 1, 2006, between the Trust, USAA Acceptance, LLC, as depositor, USAA Federal Savings Bank, as seller and servicer and the Trust. Capitalized terms used but not defined in this report on Form 10-D (including the Monthly Statement to Noteholders attached hereto as Exhibit 99.1) are used as defined in the Indenture and the Sale and Servicing Agreement filed on Form 8-K with the Securities and Exchange Commission.

         See the Indenture and, the Sale and Servicing Agreement and the Prospectus Supplement dated November 13, 2006 filed with the Commission on November 17, 2006 pursuant to Rule 424(b)(5) of the Securities Act for a description of transaction parties, calculation formulas, allocations and purposes of the distribution and pool performance information in Exhibit 20.1.

PART II - OTHER INFORMATION

Item 3.       Sales of Securities and Use of Proceeds.
              ---------------------------------------

              On November 21, 2006, the Trust transferred in a private placement in reliance on Section 4(2) of the Securities Act, a trust certificate evidencing a 100% beneficial interest in the Trust to the Depositor as partial consideration for the transfers of the receivables to the trust on that day.

Item 9.       Exhibits.
              --------

Exhibit No.       Description
-----------       -----------
  99.1            Monthly Statement furnished to Noteholders

                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer has duly caused this report to be signed on behalf of the Issuing Entity by the undersigned hereunto duly authorized.


                                        USAA FEDERAL SAVINGS BANK

                                        /s/ MICHAEL J. BROKER


                                        By:   ________________________
                                              Name:  Michael J. Broker
                                              Title:  Vice President


Dated:  January 23, 2007

                                  EXHIBIT INDEX


Exhibit
-------

99.1     Monthly Statement to Noteholders

USAA AUTO OWNER TRUST 2006-4
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report

Collection Period #                                                                                                                2
                                                                                                                           12/1/2006
Determination Date                                                                                                         1/14/2007
Record Date                                                                                                                1/15/2007
Collection Period # End Date                                                                                              12/31/2006
Payment Date                                                                                                               1/16/2007
Acceleration Event (1=yes; 0=no)?                                                                                                  0

I.    AVAILABLE COLLECTIONS
      A.  Credits
          1.    Scheduled Payments from Obligors Applied to Collection Period
                a.  Scheduled Principal Payments                                                                   $   28,932,791.06
                b.  Scheduled Interest Payments                                                                    $    8,772,163.22
                                                                                                                   -----------------
                c.  Total Scheduled Payments (a+b)                                                                 $   37,704,954.28
          2.    Prepayment Activity
                a.  Principal Collections                                                                          $   21,730,815.47
                b.  Interest Collections                                                                           $       69,090.04
                                                                                                                   -----------------
                c.  Total (a+b)                                                                                    $   21,799,905.51
          3.    Repurchase Amount From Repurchased Receivable
                a.  Principal Payments                                                                             $               -
                b.  Interest Payments                                                                              $               -
                                                                                                                   -----------------
                c.  Total (a+b)                                                                                    $               -
          4.    Recovery of Defaulted Receivable
                a.  Principal Recovery Amount                                                                      $               -
                b.  Principal Balance of Defaulted Receivable                                                      $               -
                                                                                                                   -----------------
                c.  Net Principal loss (Realized Loss)                                                             $               -
          5.    Available Collections
                a.  Available Principal Collections                                                                $   50,663,606.53
                b.  Available Interest Collections                                                                 $    8,878,775.45
                c.  Interest Advance by Servicer                                                                   $       37,522.19
                d.  Reimbursement of Advance                                                                       $       10,376.31
                                                                                                                   -----------------
                e.  Available Collections (a+b+c-d)                                                                $   59,532,005.67

II.   AVAILABLE FUNDS
      A.  Available Collections                                                                                    $   59,532,005.67
      B.  Reserve Fund Excess Amount                                                                               $               -
      C.  Required Yield Supplement Account Draw Amount                                                                          N/A
                                                                                                                   -----------------
      D.  Available Funds                                                                                          $   59,532,005.67

III.  TOTAL AVAILABLE FUNDS
      A.  Available Funds                                                                                          $   59,532,005.67
      B.  Reserve Fund Draw Amount (Total Required Payments minus Available Funds)                                 $               -
                                                                                                                   -----------------
      C.  Total Available Funds (a+b)                                                                              $   59,532,005.67

IV.   INVESTMENT INCOME
      A.  Investment Income on Collection Account (as of month end)                                                $      252,995.78

V.    RECEIVABLE POOL & NOTE BALANCE
      A.  Original Principal Pool Balance                                                                          $   1,667,338,019
      B.  Principal Pool Balance as of the Beginning of the Collection Period                                      $   1,609,440,267
      C.  Principal Pool Balance as of the End of the Collection Period                                            $   1,558,786,565
      D.  Aggregate Note Balance as of the End of the prior Payment Date                                           $   1,609,440,267
      E.  Aggregate Note Balance as of the End of the related Payment Date                                         $   1,558,786,565
      F.  Aggregate Class A Notes Balance as of the End of the prior Payment Date                                  $   1,563,588,248
      G.  Aggregate Class A Notes Balance as of the End of the related Payment Date                                $   1,512,934,546
      H.  Class B Notes Balance as of the End of the prior Payment Date                                            $      45,852,019
      I.  Class B Notes Balance as of the End of the related Payment Date                                          $      45,852,019

VI. CLASS A AND CLASS B PRINCIPAL BALANCES FOR THE COLLECTION PERIOD
      A.  Principal Balance
          1.  Class A-1 Beginning Balance                                                                          $     375,102,248
          2.  Class A-1 Ending Balance                                                                             $     324,448,546
          3.  Class A-2 Beginning Balance                                                                          $     474,000,000
          4.  Class A-2 Ending Balance                                                                             $     474,000,000
          5.  Class A-3 Beginning Balance                                                                          $     452,000,000
          6.  Class A-3 Ending Balance                                                                             $     452,000,000
          7.  Class A-4 Beginning Balance                                                                          $     262,486,000
          8.  Class A-4 Ending Balance                                                                             $     262,486,000
          9.  Class B Beginning Balance                                                                            $      45,852,019
          10. Class B Ending Balance                                                                               $      45,852,019

USAA AUTO OWNER TRUST 2006-4
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report

Collection Period #                                                                                                                2
                                                                                                                           12/1/2006
Determination Date                                                                                                         1/14/2007
Record Date                                                                                                                1/15/2007
Collection Period # End Date                                                                                              12/31/2006
Payment Date                                                                                                               1/16/2007

VII.  RESERVE ACCOUNT BALANCE FOR THE COLLECTION PERIOD
      A.  Initial Reserve Account Deposit                                                                          $    8,336,690.10
      B.  Beginning Reserve Account Balance                                                                        $   11,185,692.31
      C.  Investment Income on Reserve Account Balance (as of month end)                                           $       42,626.81
      D.  Reserve Account Excess Amount                                                                            $               -
      E.  Reserve Fund Draw Amount                                                                                 $               -
      F.  Withdrawal from Reserve Account to reimburse Servicer Advance on Defaulted loans                         $               -
      G.  Maximum Reserve Amount Available for Draw                                                                $   11,228,319.12
      H.  Ending Reserve Account Balance                                                                           $   11,690,899.24

VIII. YIELD SUPPLEMENT ACCOUNT FOR THE COLLECTION PERIOD                                                                         N/A
      A.  Initial Yield Supplement Amount                                                                                        N/A
      B.  Required Yield Supplement Amount as of the End of the Prior Collection Period                                          N/A
      C.  Required Yield Supplement Amount as of the End of the Related Collection Period                                        N/A
      D.  Investment Income on Yield Supplement Amount                                                                           N/A
      E.  Required Yield Supplement Account Draw Amount                                                                          N/A
      F.  Ending Yield Supplement Amount                                                                                         N/A

IX.   SUMMARY OF CASH DISBURSEMENTS
      A.  Investment Income on Collection Account (as of Month End) to Servicer                                    $      252,995.78
      B.  Total Available Funds                                                                                    $   59,532,005.67
      C.  Reimbursement of Advance by Servicer                                                                     $       10,376.31
      D.  Reimbursement of Servicer Advances on Defaulted Loans from Reserve Account                               $               -
      E.  Payment of Servicing Fee                                                                                 $      670,600.11
      F.  Interest paid to Class A Notes
          1.  Class A-1 Notes                                                                                      $    1,780,485.34
          2.  Class A-2 Notes                                                                                      $    2,038,200.00
          3.  Class A-3 Notes                                                                                      $    1,887,100.00
          4.  Class A-4 Notes                                                                                      $    1,089,316.90
                                                                                                                   -----------------
          5. Total                                                                                                 $    6,795,102.24
      G.  First Priority Principal Payment Amount                                                                  $               -
      H.  Interest paid to Class B Notes                                                                           $      200,984.68
      I.  Principal paid to Class A Notes Including First Priority Principle Amounts
          1.  Class A-1 Notes                                                                                      $   50,653,701.98
          2.  Class A-2 Notes                                                                                      $               -
          3.  Class A-3 Notes                                                                                      $               -
          4.  Class A-4 Notes                                                                                      $               -
                                                                                                                   -----------------
          5. Total                                                                                                 $   50,653,701.98
      J.  Principal paid to Class B Notes                                                                          $               -
      K.  Deposit from Remaining Total Available Funds to fund Reserve Account                                     $      462,580.12
      L.  Remaining Total Available Funds Released to Certificate Distribution Account                             $      749,036.54

X.   SCHEDULED MONTHLY INTEREST DISTRIBUTION
      A.  Available Collections                                                                                    $   59,532,005.67
      B.  Reimbursement of Servicer Advance
          1.  Prior Advance Outstanding                                                                            $       17,806.31
          2.  Reimbursement of Prior Advance Outstanding on Defaulted Loans                                        $               -
          3.  Reimbursement of Prior Advance Outstanding on Delinquent Loans (Obligor Payments)                    $       10,376.31
          4.  Remaining Prior Advance Outstanding                                                                  $       44,952.19
          5.  Reimbursement of Prior Advance Outstanding on Defaulted loans from Reserve Account                   $               -
          6.  Total Reimbursement of Advances paid                                                                 $       10,376.31
          7.  Current Interest Advance by Servicer                                                                 $       37,522.19

      C. Total Available Funds                                                                                     $   59,532,005.67

      D.  Servicing Fee
          1.  Current Servicing Fee Accrued                                                                        $      670,600.11
          2.  Unpaid Servicing Fees From Prior Collection Periods                                                  $               -
          3.  Total Servicing Fee Due                                                                              $      670,600.11
          4.  Payment of Servicing Fee from Total Available Funds                                                  $      670,600.11
          5.  Payment of Servicing Fee from Reserve Account Draw Amount                                            $               -
          6.  This period unpaid Servicing Fee                                                                     $               -

      E.  Total Servicing Fee paid                                                                                 $      670,600.11

      F.  Remaining Total Available Funds                                                                          $   58,861,405.56

USAA AUTO OWNER TRUST 2006-4
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report

Collection Period #                                                                                                                2
                                                                                                                           12/1/2006
Determination Date                                                                                                         1/14/2007
Record Date                                                                                                                1/15/2007
Collection Period # End Date                                                                                              12/31/2006
Payment Date                                                                                                               1/16/2007


      G. Class A Accrued Note Interest
          1.  Class A-1 Interest Rate                                                                                       5.34000%
              a.  Class A-1 Accrual Days                                                                                          32
          2.  Class A-1 Monthly Interest                                                                           $    1,780,485.34
          3.  Class A-1 Interest Carryover Shortfall                                                               $               -
          4.  Class A-1 Interest on Interest Carryover Shortfall                                                   $               -
          5.  Class A-1 Accrued Note Interest                                                                      $    1,780,485.34
          6.  Payment of Class A-1 Accrued Note Interest from Total Available Funds                                $    1,780,485.34
          7.  Payment of Class A-1 Accrued Note Interest from Reserve Account Draw Amount                          $               -
          8.  This period Class A-1 Interest Carryover Shortfall                                                   $               -

          1.  Class A-2 Interest Rate                                                                                          5.16%
              a. Class A-2 Accrual Days                                                                                           30
          2.  Class A-2 Monthly Interest                                                                           $    2,038,200.00
          3.  Class A-2 Interest Carryover Shortfall                                                               $               -
          4.  Class A-2 Interest on Interest Carryover Shortfall                                                   $               -
          5.  Class A-2 Interest Distributable Amount                                                              $    2,038,200.00
          6.  Payment of Class A-2 Accrued Note Interest from Total Available Funds                                $    2,038,200.00
          7.  Payment of Class A-2 Accrued Note Interest from Reserve Account Draw Amount                          $               -
          8.  This period Class A-2 Interest Carryover Shortfall                                                   $               -

          1.  Class A-3 Interest Rate                                                                                          5.01%
              a.  Class A-3 Accrual Days                                                                                          30
          2.  Class A-3 Monthly Interest                                                                           $    1,887,100.00
          3.  Class A-3 Interest Carryover Shortfall                                                               $               -
          4.  Class A-3 Interest on Interest Carryover Shortfall                                                   $               -
          5.  Class A-3 Accrued Note Interest                                                                      $    1,887,100.00
          6.  Payment of Class A-3 Accrued Note Interest from Total Available Funds                                $    1,887,100.00
          7.  Payment of Class A-3 Accrued Note Interest from Reserve Account Draw Amount                          $               -
          8.  This period Class A-3 Interest Carryover Shortfall                                                   $               -

          1.  Class A-4 Interest Rate                                                                                          4.98%
              a.  Class A-4 Accrual Days                                                                                          30
          2.  Class A-4 Monthly Interest                                                                           $    1,089,316.90
          3.  Class A-4 Interest Carryover Shortfall                                                               $               -
          4.  Class A-4 Interest on Interest Carryover Shortfall                                                   $               -
          5.  Class A-4 Accrued Note Interest                                                                      $    1,089,316.90
          6.  Payment of Class A-4 Accrued Note Interest from Total Available Funds                                $    1,089,316.90
          7.  Payment of Class A-4 Accrued Note Interest from Reserve Account Draw Amount                          $               -
          8.  This period Class A-4 Interest Carryover Shortfall                                                   $               -

          1.  Total Class A Accrued Note Interest                                                                  $    6,795,102.24
          2.  Payment of Class A Accrued Note Interest from Total Available Funds                                  $    6,795,102.24
          3.  Payment of Class A Accrued Note Interest from Reserve Account Draw Amount                            $               -
          4.  This period Class A Interest Carryover Shortfall                                                     $               -

      H.  Total Interest paid to Class A Notes                                                                     $    6,795,102.24

      I.  Remaining Total Available Funds                                                                          $   52,066,303.32

      J.  First Priority Principal Amount
          1.  Principal Pool Balance as of the End of the Prior Calendar Month                                     $1,609,440,267.02
          2.  Aggregate Class A Note Balances prior to Payment Date                                                $1,563,588,248.02
          3.  First Priority Principal Payment Amount Payable                                                      $               -
          4.  First Priority Principal Payment Amount From Total Available Funds                                   $               -
          5.  Payment of First Priority Principal Payment Amount From Reserve Account Draw Amount                  $               -
          6.  Aggregate First Priority Principal Payment Amount                                                    $               -

      K. Remaining Total Available Funds                                                                           $   52,066,303.32


USAA AUTO OWNER TRUST 2006-4
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report

Collection Period #                                                                                                                2
                                                                                                                           12/1/2006
Determination Date                                                                                                         1/14/2007
Record Date                                                                                                                1/15/2007
Collection Period # End Date                                                                                              12/31/2006
Payment Date                                                                                                               1/16/2007

      L.  Class B Accrued Interest
          1.  Class B Interest Rate                                                                                            5.26%
              a.  Class B Accrual Days                                                                                            30
          2.  Class B Monthly Interest                                                                             $      200,984.68
          3.  Class B Interest Carryover Shortfall                                                                 $               -
          4.  Class B Interest on Interest Carryover Shortfall                                                     $               -
          5.  Class B Accrued Interest                                                                             $      200,984.68
          6.  Payment of Class B Accrued Interest from Total Available Funds                                       $      200,984.68
          7.  Payment of Class B Accrued Interest from Reserve Account Draw Amount                                 $               -
          8.  This period Class B Interest Carryover Shortfall                                                     $               -

      M.  Total Interest paid to Class B Notes                                                                     $      200,984.68

      N.  Remaining Total Available Funds                                                                          $   51,865,318.64

XI.   SCHEDULED MONTHLY PRINCIPAL DISTRIBUTIONS
      A.  Remaining Total Available Funds                                                                          $   51,865,318.64

      B.  Class A Principal Distribution Amount
          1.  Beginning Class A-1 Principal Balance                                                                $  375,102,248.02
          2.  Class A-1 Monthly Principal                                                                          $   50,653,701.98
          3.  Class A-1 Principal Distribution Amount                                                              $   50,653,701.98
          4.  Payment of Class A-1 Principal Distribution Amount As First Priority Principal Payment Account       $               -
          5.  Payment of Class A-1 Principal Distribution Amount from Total Available Funds                        $   50,653,701.98
          6.  Payment of Class A-1 Principal Distribution Amount from Reserve Account Draw Amount                  $               -
          7.  Ending Class A-1 Principal Balance                                                                   $  324,448,546.04
          Total Principal paid to Class A-1 Notes                                                                  $   50,653,701.98

          1.  Beginning Class A-2 Principal Balance                                                                $  474,000,000.00
          2.  Class A-2 Monthly Principal                                                                          $               -
          3.  Class A-2 Principal Distribution Amount                                                              $               -
          4.  Payment of Class A-2 Principal Distribution Amount As First Priority Principal Payment Account       $               -
          5.  Payment of Class A-2 Principal Distribution Amount from Total Available Funds                        $               -
          6.  Payment of Class A-2 Principal Distribution Amount from Reserve Account Draw Amount                  $               -
          7.  Ending Class A-2 Principal Balance                                                                   $  474,000,000.00
          Total Principal paid to Class A-2 Notes                                                                  $               -

          1.  Beginning Class A-3 Principal Balance                                                                $  452,000,000.00
          2.  Class A-3 Monthly Principal                                                                          $               -
          3.  Class A-3 Principal Distribution Amount                                                              $               -
          4.  Payment of Class A-3 Principal Distribution Amount As First Priority Principal Payment Account       $               -
          5.  Payment of Class A-3 Principal Distribution Amount from Total Available Funds                        $               -
          6.  Payment of Class A-3 Principal Distribution Amount from Reserve Account Draw Amount                  $               -
          7.  Ending Class A-3 Principal Balance                                                                   $  452,000,000.00
          Total Principal paid to Class A-3 Notes                                                                  $               -

          1.  Beginning Class A-4 Principal Balance                                                                $  262,486,000.00
          2.  Class A-4 Monthly Principal                                                                          $               -
          3.  Class A-4 Principal Distribution Amount                                                              $               -
          4.  Payment of Class A-4 Principal Distribution Amount As First Priority Principal Payment Account       $               -
          5.  Payment of Class A-4 Principal Distribution Amount from Total Available Funds                        $               -
          6.  Payment of Class A-4 Principal Distribution Amount from Reserve Account Draw Amount                  $               -
          7.  Ending Class A-4 Principal Balance                                                                   $  262,486,000.00
          Total Principal paid to Class A-4 Notes                                                                  $               -

          1.  Total Class A Principal Distribution Amount                                                          $   50,653,701.98
          2.  Payment of Class A Principal Distribution Amount from Total Available Funds                          $   50,653,701.98
          3.  Payment of Class A Principal Distribution Amount As First Priority Principal Payment Account         $               -
          4.  Payment of Class A Principal Distribution Amount from Reserve Account Draw Amount                    $               -

      C.  Total Principal paid to Class A Noteholders                                                              $   50,653,701.98

      D.  Remaining Total Available Funds                                                                          $    1,211,616.66

USAA AUTO OWNER TRUST 2006-4
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report

Collection Period #                                                                                                                2
                                                                                                                           12/1/2006
Determination Date                                                                                                         1/14/2007
Record Date                                                                                                                1/15/2007
Collection Period # End Date                                                                                              12/31/2006
Payment Date                                                                                                               1/16/2007

      E.  Class B Principal Distribution Amount
          1.  Beginning Class B Principal Balance                                                                  $   45,852,019.00
          2.  Class B Monthly Principal                                                                            $               -
          3.  Total Class B Principal Distribution Amount                                                          $               -
          4.  Payment of Class B Principal Distribution Amount from Total Available Funds                          $               -
          5.  Payment of Class B Principal Distribution Amount from Reserve Account Draw Amount                    $               -
          6.  Ending Class B Principal Balance                                                                     $   45,852,019.00
          Total Principal paid to Class B Notes                                                                    $               -

      F.  Total Principal paid to Class B Notes                                                                    $               -

      G.  Remaining Total Available Funds                                                                          $    1,211,616.66


XII.  REQUIRED RESERVE ACCOUNT AMOUNT FOR NEXT DISTRIBUTION DATE
      A. Reserve Account Required Amount.
          1.  Floor Amount = 0.50% of Initial Pool Balance, unless Performance Triggers Hit, then 0.25%            $    8,336,690.10
          2.  Target Amount = 0.75% of Current (Ending) Pool Balance                                               $   11,690,899.24
          3.  Required Reserve Account Amount =min((Max: 1. or 2.), Class A + Class B)                             $   11,690,899.24
          4.  Required Reserve Deposit Amount                                                                      $      462,580.12
          5.  Reserve Account Excess Amount                                                                        $               -

      B.  Remaining Total Available Funds                                                                          $    1,211,616.66

      C.  Reserve Account Activity
          1.  Beginning Reserve Account Balance                                                                    $   11,185,692.31
          2.  Investment Income on Reserve Account Balance (as of month end)                                       $       42,626.81
          3.  Withdrawal from Reserve Account to reimburse Servicer Advance on Defaulted loans                     $               -
          4.  Withdrawal from Reserve Account to pay Servicing Fee                                                 $               -
          5.  Withdrawal from Reserve Account to pay Class A Interest                                              $               -
              a.  Class A-1                                                                                        $               -
              b.  Class A-2                                                                                        $               -
              c.  Class A-3                                                                                        $               -
              d.  Class A-4                                                                                        $               -
              e.  Total                                                                                            $               -
          6.  Withdrawal from Reserve Account to pay First Priority Note Principal                                 $               -
          7.  Withdrawal from Reserve Account to pay Class B Interest                                              $               -
          8.  Withdrawal from Reserve Account to pay Remaining Class A Principal                                   $               -
              a.  Class A-1                                                                                        $               -
              b.  Class A-2                                                                                        $               -
              c.  Class A-3                                                                                        $               -
              d.  Class A-4                                                                                        $               -
              e.  Total                                                                                            $               -
          9.  Withdrawal from Reserve Account to pay Class B Principal                                             $               -
          10. Deposit from Remaining Total Available Funds to fund Reserve Account (up to Required Amount)         $      462,580.12
          11. Reserve Account Excess Amount                                                                        $               -
          12. Ending Reserve Account Balance                                                                       $   11,690,899.24

USAA AUTO OWNER TRUST 2006-4
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
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

Collection Period #                                                                                                                2
                                                                                                                           12/1/2006
Determination Date                                                                                                         1/14/2007
Record Date                                                                                                                1/15/2007
Collection Period # End Date                                                                                              12/31/2006
Payment Date                                                                                                               1/16/2007

XIII.  DELINQUENCY AND DEFAULT INFORMATION
      A.  Receivables Delinquency Information
          Delinquency
                                                                                                                   -----------------
          31-60 days                                                                                               $    3,438,086.29
          61-90 days                                                                                               $      987,599.58
          91-120 days                                                                                              $       43,519.65
                                                                                                                   -----------------
          Total                                                                                                    $    4,469,205.52

          Delinquency                                                                                                          UNITS
                                                                                                                   -----------------
          31-60 days                                                                                                             232
          61-90 days                                                                                                              59
          91-120 days                                                                                                              3
                                                                                                                   -----------------
          Total                                                                                                                  294

          Outstanding Principal Balance for Delinquency >=60 days                                                  $    1,031,119.23
          Outstanding Principal Balance for Delinquency >=90 days                                                  $       43,519.65
          Pool Principal Ending Balance for Collection Period                                                      $1,558,786,565.04
          Delinquency Percentage >=90 days                                                                                     0.00%
          Delinquency Percentage >=60 days                                                                                     0.07%
          3-Mo Average Delinquency Percentage >=60 days                                                                        0.03%

      B.  Receivables Default Information
          Principal Recoveries of Defaulted Receivable                                                             $               -
          Principal Balance of Defaulted Receivable                                                                $               -
          Average Pool Balance for Collection Period                                                               $1,584,113,416.03
          Net Loss Ratio (Based on initial Cut-Off Date balance)                                                               0.00%
          Cumulative Net Loss Ratio Test  (Based on initial Cut-Off Date balance)                                              0.00%

          Month 24 or Month 30 Reserve Step Down Trigger - Delinquency                                                            NO
          Month 24 or Month 30 Reserve Step Down Trigger - Cumulative Losses                                                      NO
          Month 24 or Month 30 Reserve Step Down Trigger - Yes or No                                                              NO

              Weighted Average Coupon                                                                                          6.70%

              Weighted Average Remaining Maturity                                                                              55.76

              $1,091,076,000.00 USAA Auto Owner Trust 2006-4, Class A $36,651,706.00 USAA Auto Owner Trust 2006-4, Class B MONTHLY SERVICER REPORT

XIV.  (RESERVED)

XV. (RESERVED)


                                                       #N/A
were paid to you by the paying agent on behalf of The Bank of New York, in its capacity as Indenture Trustee for the above referenced issue. The following information is being provided pursuant to Section 4.9 of the Sale and Servicing Agreement, dated as of November 1, 2006. This payment per dollar of current outstandings of your holdings is allocated as follows:

XVI. INTEREST AND PRINCIPAL PAID FOR CURRENT MONTH
      A.  Class A-1 Principal Payment                                                                              $   50,653,701.98
          1. Principal Factor                                                                                            0.135039718
          2. Class A-1 Outstanding Principal Balance                                                               $  324,448,546.04
      B.  Class A-2 Principal                                                                                      $               -
          1. Principal Factor                                                                                                      0
          2. Class A-2 Outstanding Principal Balance                                                               $  474,000,000.00
      C.  Class A-3 Principal                                                                                      $               -
          1. Principal Factor                                                                                                      0
          2. Class A-3 Outstanding Principal Balance                                                               $  452,000,000.00
      D.  Class A-4 Principal                                                                                      $               -
          1. Principal Factor                                                                                                      0
          2. Class A-4 Outstanding Principal Balance                                                               $  262,486,000.00

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USAA AUTO OWNER TRUST 2006-4
Seller & Servicer: USAA Federal Savings Bank
Indenture Trustee: The Bank of New York
Monthly Servicer Report
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

Collection Period #                                                                                                                2
                                                                                                                           12/1/2006
Determination Date                                                                                                         1/14/2007
Record Date                                                                                                                1/15/2007
Collection Period # End Date                                                                                              12/31/2006
Payment Date                                                                                                               1/16/2007

      E.  Class A-1 Interest                                                                                       $    1,780,485.34
          1.  Interest Factor                                                                                            0.004746667
      F.  Class A-2 Interest                                                                                       $    2,038,200.00
          1.  Interest Factor                                                                                                 0.0043
      G.  Class A-3 Interest                                                                                       $    1,887,100.00
          1.  Interest Factor                                                                                               0.004175
      H.  Class A-4 Interest                                                                                       $    1,089,316.90
          1.  Interest Factor                                                                                                0.00415

      I.  Class B Principal                                                                                        $               -
          1.  Principal Factor                                                                                             0.0000000
          2.  Class B Outstanding Principal Balance                                                                $   45,852,019.00

      J.  Class B Interest                                                                                         $      200,984.68
          1.  Interest Factor                                                                                            0.004383333

      K.  Fees and Compensation paid to Servicer                                                                   $      670,600.11

      L.  Interest Advance Amount                                                                                  $       37,522.19
      M.  Aggregate Unreimbursed Advances
           This Month                                                                                              $       44,952.19
           Previous Month                                                                                          $       17,806.31
                                                                                                                   -----------------
           Change From Previous Month                                                                              $       27,145.88

      N.  Pool Balance after this payment                                                                          $1,558,786,565.04
      O.  Pool Factor after this payment                                                                                 0.934895353

      P.  Reserve Account Activity
          1.  Beginning Reserve Account Balance                                                                    $   11,185,692.31
          2.  Investment Income on Reserve Account Balance (as of month end)                                       $       42,626.81
          3.  Withdrawal from Reserve Account to reimburse Servicer Advance on Defaulted loans                     $               -
          4.  Withdrawal from Reserve Account to pay Servicing Fee                                                 $               -
          5.  Withdrawal from Reserve Account to pay Class A Interest                                              $               -
              a.  Class A-1                                                                                        $               -
              b.  Class A-2                                                                                        $               -
              c.  Class A-3                                                                                        $               -
              d.  Class A-4                                                                                        $               -
              e.  Total                                                                                            $               -
          6.  Withdrawal from Reserve Account to pay First Priority Note Principal                                 $               -
          7.  Withdrawal from Reserve Account to pay Class B Interest                                              $               -
          8.  Withdrawal from Reserve Account to pay Remaining Class A Principal                                   $               -
              a.  Class A-1                                                                                        $               -
              b.  Class A-2                                                                                        $               -
              c.  Class A-3                                                                                        $               -
              d.  Class A-4                                                                                        $               -
              e.  Total                                                                                            $               -
          9.  Withdrawal from Reserve Account to pay Class B Principal                                             $               -
          10. Deposit from Remaining Total Available Funds to fund Reserve Account (up to Required Amount)         $      462,580.12
          11. Reserve Account Excess Amount                                                                        $              -
          12. Ending Reserve Account Balance                                                                       $   11,690,899.24
          12. Percent of Pool Balance                                                                                          0.75%
          13. Required Reserve Amount                                                                              $   11,690,899.24

      Q.  Aggregate Principal Balance Designated as Defaulted Receivable in current collection Period              $               -
          1.  Aggregate Gross Realized Losses                                                                      $               -
          2.  Aggregate Net Realized Losses                                                                        $               -

          5. Ending Balance                                                                                                      N/A
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